J.P. MORGAN SMA FUNDS

JPMorgan Municipal SMA Fund

(the “Fund”)

(a series of JPMorgan Trust IV)

Supplement dated March 13, 2020

to the Prospectus and Statement of Additional Information

dated July 1, 2019, as supplemented

Portfolio Manager Retirement. Jennifer Tabak has announced her retirement from J.P. Morgan Investment Management Inc. at the end of April. Ms. Tabak will continue to serve on the portfolio management team of the Fund until April 1, 2020.

Effective April 1, 2020, the following changes will be made to the Prospectus:

The portfolio manager information in the “Risk/Return Summary — Management” section will be deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Kevin M. Ellis	2017	Managing Director
Wayne Godlin	2020	Managing Director

“The Fund’s Management and Administration — The Portfolio Managers” section of the Prospectus will be deleted in its entirety and replaced with the following:

Kevin Ellis, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the management of the Fund. An employee of JPMIM and/or its affiliates since May 2003, Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group and is responsible for managing separate accounts in the Municipal Bond Group. Wayne Godlin, Managing Director, also participates in the portfolio management of the Fund. An employee since 2018, Mr. Godlin is a senior portfolio manager for the Municipal and Tax Aware Strategies team focusing on high yield municipal bonds. Mr. Godlin has over thirty years of municipal bond market experience in both credit analysis and portfolio management, with a focus on analyzing and managing high yield municipal bond portfolios. Previously, Mr. Godlin was a Consultant, evaluating client municipal bond portfolios, at Herbert J. Sims & Co. from 2017 to 2018 and a senior portfolio manager and a member of the Investment Policy Committee at AllianceBernstein Asset Management from 2009 to 2016. Mr. Ellis and Mr. Godlin will work closely together to help find suitable securities for this fund in both the primary and secondary markets and will additionally oversee the construction and portfolio management of the overall SMA Strategy.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

SUP-MUNISMA-PM-320

In addition, effective April 1, 2020, the following changes will be made to the Fund’s Statement of Additional Information:

The “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section will be deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by each portfolio manager as of February 28, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Municipal SMA Fund
Kevin M. Ellis	6	$1,799,090	0	$0	104	$2,155,106
Wayne Godlin*	2	689,287	0	0	0	0

*	as of December 31, 2019

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Municipal SMA Fund
Kevin M. Ellis	0	$0	0	$0	0	$0
Wayne Godlin*	0	0	0	0	0	0

*	as of December 31, 2019

The “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section will be deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 28, 2019:

Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Municipal SMA Fund
Kevin M. Ellis	X
Wayne Godlin*	X

*	as of February 28, 2020

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE